BASIS OF PRESENTATION AND NATURE OF OPERATIONS (Details Narrative)	9 Months Ended
Sep. 30, 2012
Daily Shade, Inc.
Sales Discounted Percentage	70%
Daily Chrono
Sales Discounted Percentage	75%